Securities - Amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	$ 112,360,830	$ 101,943,704
Available-for-sale securities, gross unrealized gains	619,969	638,929
Available-for-sale securities, gross unrealized losses	(1,585,493)	(2,421,193)
Available-for-sale securities, fair value	111,395,306	100,161,440
U.S. Government and federal agencies
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	11,360,796	13,985,863
Available-for-sale securities, gross unrealized gains	0	9,641
Available-for-sale securities, gross unrealized losses	(489,616)	(661,964)
Available-for-sale securities, fair value	10,871,180	13,333,540
Mortgage-backed securities (Government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	56,048,355	45,457,262
Available-for-sale securities, gross unrealized gains	1,499	70,512
Available-for-sale securities, gross unrealized losses	(818,657)	(1,114,597)
Available-for-sale securities, fair value	55,231,197	44,413,177
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	44,951,679	42,500,579
Available-for-sale securities, gross unrealized gains	618,470	558,776
Available-for-sale securities, gross unrealized losses	(277,220)	(644,632)
Available-for-sale securities, fair value	$ 45,292,929	$ 42,414,723